Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share
	September 30, 2018	September 30, 2017
Convertible note	-	129,870
Stock options	13,164,213	10,894,213

	December 31, 2017	December 31, 2016
Convertible note	129,349	-
Stock options	14,894,213	10,564,213